FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	May 12, 2020	Mar. 16, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 4,154,300,000	$ 3,862,100,000
Liabilities			(1,608,800,000)	(1,443,300,000)
Borrowing costs capitalised			24,500,000	23,000,000.0
5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised	$ 7,500,000
5.75% Senior Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			7,200,000	0
Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate		5.23%				5.95%
Borrowing costs capitalised		$ 300,000
Equipment Loans | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			200,000	300,000
7.0% Senior Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			$ 0	$ 4,100,000
Fixed interest rate | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	5.75%		5.75%
Fixed interest rate | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate			7.00%	7.00%	7.00%		7.00%
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 1,078,100,000	$ 899,800,000
Liabilities			(517,700,000)	(423,000,000.0)
Carrying Amount | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(12,000,000.0)	(2,300,000)
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(23,300,000)
Carrying Amount | Long-term debt | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(454,200,000)
Carrying Amount | Long-term debt | Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(28,200,000)	(20,700,000)
Carrying Amount | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(400,000,000.0)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			941,500,000	830,600,000
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,000,000.0	6,100,000
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,600,000	28,100,000
Carrying Amount | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16,400,000	17,900,000
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,200,000
Carrying Amount | Deferred consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			14,300,000
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			35,100,000	1,400,000
Carrying Amount | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				3,700,000
Carrying Amount | Option contracts | Crude oil option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,500,000
Carrying Amount | Option contracts | Gold bullion option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,100,000
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,400,000	12,000,000.0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,078,100,000	899,800,000
Liabilities			(524,600,000)	(439,900,000)
Recurring fair value measurement | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(12,000,000.0)	(2,300,000)
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(23,300,000)
Recurring fair value measurement | Long-term debt | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(460,400,000)
Recurring fair value measurement | Long-term debt | Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(28,900,000)	(20,800,000)
Recurring fair value measurement | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(416,800,000)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			941,500,000	830,600,000
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,000,000.0	6,100,000
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,600,000	28,100,000
Recurring fair value measurement | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16,400,000	17,900,000
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,200,000
Recurring fair value measurement | Deferred consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			14,300,000
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			35,100,000	1,400,000
Recurring fair value measurement | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,100,000	3,700,000
Recurring fair value measurement | Option contracts | Crude oil option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,500,000
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,400,000	12,000,000.0
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,008,300,000	872,200,000
Liabilities			(460,400,000)	(416,800,000)
Recurring fair value measurement | Level 1 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 1 | Long-term debt | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(460,400,000)
Recurring fair value measurement | Level 1 | Long-term debt | Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 1 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(416,800,000)
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			941,500,000	830,600,000
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,000,000.0	6,100,000
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,600,000	28,100,000
Recurring fair value measurement | Level 1 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16,000,000.0	7,400,000
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,200,000
Recurring fair value measurement | Level 1 | Deferred consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				0
Recurring fair value measurement | Level 1 | Option contracts | Crude oil option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 1 | Option contracts | Gold bullion option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			55,100,000	21,600,000
Liabilities			(64,200,000)	(23,100,000)
Recurring fair value measurement | Level 2 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(12,000,000.0)	(2,300,000)
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(23,300,000)
Recurring fair value measurement | Level 2 | Long-term debt | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 2 | Long-term debt | Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(28,900,000)	(20,800,000)
Recurring fair value measurement | Level 2 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	4,500,000
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 2 | Deferred consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			35,100,000	1,400,000
Recurring fair value measurement | Level 2 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				3,700,000
Recurring fair value measurement | Level 2 | Option contracts | Crude oil option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,500,000
Recurring fair value measurement | Level 2 | Option contracts | Gold bullion option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,100,000
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,400,000	12,000,000.0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			14,700,000	6,000,000.0
Liabilities			0	0
Recurring fair value measurement | Level 3 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Long-term debt | 5.75% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 3 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			400,000	6,000,000.0
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 3 | Deferred consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			14,300,000
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				0
Recurring fair value measurement | Level 3 | Option contracts | Crude oil option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 3 | Option contracts | Gold bullion option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 0	$ 0